FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:                March 31, 2005

Check here if Amendment [  ]:  Amendment Number:
This Amendment (check only one):  [  ] is a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:           Bingham Legg Advisers LLC
                45 Milk Street
                Boston, MA  02109

13F File Number:  28-6393

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this firm.

Name:    Peter E. Simmons
Title:   President & Chief Executive
Phone:   617-951-8580
Signature                       Place                   Date of Signing



____________________________________________________________________________
/s/Peter E. Simmons             Boston, MA                    May 04, 2005

Report Type (check only one)

[   ]   13F HOLDINGS REPORT

[ x ]   13F NOTICE

[   ]   13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700         Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                FORM 13F SUMMARY PAGE

Report Summary:  N/A

Number of Other Included Managers:  N/A

Form 13F Information Table Entry Total:  N/A

Form 13F Information Table Value Total:  N/A

List of Other Included Managers:  N/A